Nicholas Fund



                                             May 28, 1999

Report to Shareholders:

     The story is the same whether you use our March 31, 1999 fiscal year performance or the 1999 first calendar quarter numbers: Nicholas Fund results rest between the performance of the Standard &Poor's 500 and the Russell 2000. For instance, in the first calendar quarter of 1999, Nicholas Fund's total return was (0.72)%. In comparison, the Standard & Poor's 500, a large-company index, increased 4.98%, and the Russell 2000, a small-company index, declined 5.42%.

     Returns for Nicholas Fund and selected indices are provided in the chart below for the periods ended March 31, 1999.

                                       Average Annual Total Return*
                                       ----------------------------
                                                                         July 14, 1969**
                                    1 year    5 years 10 years  15 Years   29.7 years
                                    ------    ------- --------  --------   ----------
Nicholas Fund
   (Distributions Reinvested)       0.13%     20.54%   16.24%   16.26%      14.14%
Standard & Poor's 500 Index
   (Dividends Reinvested)          18.47%     26.23%   18.96%   18.47%      13.15%
Russell 2000 Index
   (Dividends Reinvested)         (16.26)%    11.22%   11.46%   11.32%       N/A
Consumer Price Index                1.79%      2.31%    3.04%    3.20%       5.19%
Ending value of $10,000
invested in Nicholas Fund
(Distributions Reinvested)        $10,013    $25,449   $45,022 $95,832     $509,446


      While we have no prescience regarding tomorrow's stock trends, management has detected a noticeable change in relative stock movements. Small-company stocks have begun to outperform the bigger names in recent weeks. There are cogent reasons to believe this scenario might last, the most important being that smaller companies are "cheaper" by most standards of valuation. This development would be a welcome harbinger of better investment results for Nicholas Fund shareholders in the period ahead.

      In closing, Nicholas Company is pleased to announce that Nicholas Fund has been named to "The Money 100" for 1999 by Money magazine in its June 1999 issue. This is the second annual listing compiled by Money of its top 100 funds.

      Again, we want to thank shareholders for your commitment and support. Our conviction is that patience is the cornerstone of investment success.

      Sincerely,
                                       /S/ Albert O. Nicholas
                                           -------------------
                                           Albert O. Nicholas
                                           Co-Portfolio Manager

                                      /S/  David O. Nicholas
                                           -------------------
                                           David O. Nicholas
                                           Co-Portfolio Manager

 *Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions.
   Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

**Date of initial public offering. Starting time period for Standard & Poor's 500 and the Consumer Price Index was June 30, 1969.

Financial Highlights
(For a share outstanding throughout each period)
----------------------------------------------------------------------

                                                                          Year ended March 31,
                                         ----------------------------------------------------------------------------------------
                                          1999     1998      1997     1996     1995     1994     1993     1992     1991     1990
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD     $93.98   $67.11   $63.81   $52.22   $51.10   $52.91   $49.68   $42.99   $37.72   $35.27
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     .51      .36      .40      .57      .69      .74      .75      .70      .80      .96
  Net gains (losses) on securities
     (realized and unrealized)             (.43)   32.67     8.64    15.68     4.46     (.68)    5.20     7.49     5.48     3.46
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
     Total from investment operations       .08    33.03     9.04    16.25     5.15      .06     5.95     8.19     6.28     4.42
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends (from net
     investment income)                    (.59)    (.36)    (.42)    (.57)    (.71)    (.82)    (.68)    (.68)    (.79)     (.92)
  Distributions (from capital gains)      (8.27)   (5.80)   (5.32)   (4.09)   (3.32)   (1.05)   (2.04)    (.82)    (.22)    (1.05)
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------    ------
     Total distributions                  (8.86)   (6.16)   (5.74)   (4.66)   (4.03)   (1.87)   (2.72)   (1.50)   (1.01)    (1.97)
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------    ------
 NET ASSET VALUE, END OF PERIOD          $85.20   $93.98   $67.11   $63.81   $52.22   $51.10   $52.91   $49.68   $42.99    $37.72
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------    ------
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------    ------
TOTAL RETURN                               .13%   50.98%   14.68%   32.38%   10.88%    0.04%   12.41%   19.33%   17.13%    12.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)   $5,619.4 $5,907.2 $3,989.5 $3,655.3 $3,004.4 $2,941.2 $3,013.4 $2,234.1 $1,642.8  $1,389.5
Ratio of expenses to average net assets    .71%     .71%     .72%     .74%     .77%     .78%     .76%     .78%     .81%      .82%
Ratio of net investment income
  to average net assets                    .58%     .44%     .61%     .87%    1.34%    1.40%    1.53%    1.60%    2.17%     2.56%
Portfolio turnover rate                  25.04%    17.01%  15.18%   25.70%   29.82%   33.39%   10.20%   14.58%   21.85%    21.31%

The accompanying notes to financial statements are an integral part of these statements.

Top Ten Portfolio Holdings
March 31, 1999 (Unaudited)
------------------------------------------------------------------------------

                                                                  Percentage
      Name                                                       of Net Assets
      ----                                                       -------------
      Berkshire Hathaway Inc. - Class A........................        5.03%
      Freddie Mac..............................................        4.24%
      Fannie Mae...............................................        4.19%
      American International Group, Inc........................        3.76%
      Citigroup Inc............................................        3.70%
      Marshall & Ilsley Corporation............................        3.30%
      General Motors Corporation - Class H.....................        3.13%
      Mercury General Corporation..............................        2.75%
      Fifth Third Bancorp......................................        2.54%
      American Home Products Corporation.......................        2.31%

      Total of top ten portfolio holdings......................       34.95%
                                                                      ------
                                                                      ------

Schedule of Investments
March 31, 1999
-------------------------------------------------------------------------------

 Shares or                                               Quoted
 Principal                                               Market
   Amount                                                Value
----------                                               ------
                                                      (Note 1 (a))
COMMON STOCKS - 93.70%
              Agriculture - 1.47%
  1,800,000   Monsanto Company                    $    82,687,500
                                                 ----------------
              Banks and Finance - 21.95%
  3,252,000   Citigroup Inc.                          207,721,500
    408,000   Edwards (A.G.), Inc.                     13,336,500
  3,400,000   Fannie Mae                              235,450,000
  2,168,812   Fifth Third Bancorp                     143,006,041
    981,464   Firstar Corporation                      87,841,028
  4,171,200   Freddie Mac                             238,279,800
  3,341,363   Marshall & Ilsley Corporation           185,236,811
    800,000   Merrill Lynch & Co., Inc.                70,750,000
  1,110,700   U.S. Bancorp                             37,833,219
    400,000   Wells Fargo & Company                    14,025,000
                                                 ----------------
                                                    1,233,479,899
                                                 ----------------
              Business Services - 2.76%
  1,372,000   Cintas Corporation                       89,694,500
  1,730,000   Convergys Corporation*                   29,626,250
  2,396,000   Interim Services, Inc. * +               35,940,000
                                                 ----------------
                                                      155,260,750
                                                 ----------------
              Consumer Products and Services - 3.60%
    500,000   American Express Company                 58,750,000
    294,500   Harley-Davidson, Inc.                    16,933,750
  1,510,000   Leggett & Platt, Incorporated            30,200,000
  2,121,800   ServiceMaster Company (The)              43,099,063
  1,692,600   Valspar Corporation (The)                53,422,687
                                                 ----------------
                                                      202,405,500
                                                 ----------------
              Energy - 1.99%
    400,000   Atlantic Richfield Company               29,200,000
    500,000   Burlington Resources Inc.                19,968,750
    300,000   Chevron Corporation                      26,531,250
    410,000   Mobil Corporation                        36,080,000
                                                 ----------------
                                                      111,780,000
                                                 ----------------
              Food and Beverage - 1.29%
  1,600,000   McDonald's Corporation                   72,500,000
                                                 ----------------
              Health Care Products - 11.10%
  1,700,000   Abbott Laboratories                      79,581,250
  1,986,000   American Home
               Products Corporation                   129,586,500
    986,000   Boston Scientific Corporation*           39,994,625
    746,800   Elan Corporation PLC *                   52,089,300
    100,000   Eli Lilly and Company                     8,487,500
    962,398   Medtronic, Inc.                          69,052,057
    400,000   Pfizer Inc.                              55,500,000
  1,700,000   Stryker Corporation                      85,743,750
  2,463,500   St. Jude Medical, Inc. *                 60,047,812
    989,927   Watson Pharmaceuticals, Inc. *           43,680,529
                                                 ----------------
                                                      623,763,323
                                                 ----------------
              Health Care Services - 4.24%
  1,065,725   Cardinal Health, Inc.                    70,337,850
  2,002,400   HCR Manor Care, Inc. *                   45,679,750
  4,557,637   Health Management
               Associates, Inc. - Class A*             55,546,201
  1,099,452   National HealthCare Corporation * +       8,933,047
  1,680,000   PSS World Medical, Inc. *                14,805,000
  4,292,000   Quorum Health Group, Inc. * +            42,920,000
                                                 ----------------
                                                      238,221,848
                                                 ----------------
              Industrial Products and Services - 5.59%
  1,594,500   Fastenal Company                         55,907,156
  2,537,400   General Cable Corporation +              26,801,288
  3,757,500   Republic Services, Inc.*                 60,824,531
  3,297,400   Sybron International Corporation *       82,435,000
  3,771,325   Thermo Electron Corporation *            51,148,595
    900,000   Vulcan Materials Company                 37,181,250
                                                 ----------------
                                                      314,297,820
                                                 ----------------
              Insurance - 17.27%
  1,751,250   American International Group, Inc.      211,244,531
      3,959   Berkshire Hathaway Inc. -
               Class A *                              282,672,600
         38   Berkshire Hathaway Inc. -
               Class B *                                   89,338
  2,741,131   Foremost Corporation of America +        55,165,262
  4,435,600   Mercury General Corporation +           154,691,550
  1,639,600   Mutual Risk Management Ltd.              62,714,700
    700,000   Progressive Corporation (The)           100,450,000
  2,737,000   Protective Life Corporation             103,663,875
                                                 ----------------
                                                      970,691,856
                                                 ----------------
              Investment Management - 0.72%
  1,439,900   Franklin Resources, Inc.                 40,497,187
                                                 ----------------
              Media, Communications and
               Entertainment - 10.95%
  2,490,000   ADC Telecommunications, Inc. *          118,741,875
  1,730,000   Cincinnati Bell Inc.                     38,816,875
    571,600   Clear Channel Communications, Inc.*      38,332,925
    771,819   Hearst-Argyle Television, Inc.*          19,006,043
  3,482,000   General Motors Corporation -
               Class H*                               175,623,375
  2,194,900   Loral Space &
               Communications Ltd. *                   31,688,869
    470,866   Pulitzer Inc.                            19,040,644
  1,269,441   Qwest Communications
               International, Inc.*                    91,518,826
  1,485,000   USA Networks, Inc. *                     53,181,562
    950,000   Walt Disney Company (The)                29,568,750
                                                 ----------------
                                                      615,519,744
                                                 ----------------
              Real Estate - 2.68%
  1,500,000   Crescent Real Estate Equities, Inc.      32,250,000
  1,385,300   National Health Investors, Inc. +        29,783,950
  2,930,287   Prison Realty Corporation                51,096,880
  1,200,000   Reckson Associates Realty Corp.          24,675,000
  2,127,905   Ventas, Inc.                             12,767,430
                                                 ----------------
                                                      150,573,260
                                                 ----------------
              Retail Trade - 6.21%
  1,850,000   AutoZone, Inc. *                         56,193,750
  2,554,100   Consolidated Stores Corporation *        77,421,156
  1,143,200   Home Depot, Inc. (The)                   71,164,200
  1,074,000   Kohl's Corporation *                     76,119,750
  2,400,000   Walgreen Co.                             67,800,000
                                                 ----------------
                                                      348,698,856
                                                 ----------------
              Technology - 1.11%
    850,000   Motorola, Inc.                           62,262,500
                                                 ----------------
              Transportation - 0.77%
  2,837,589   Heartland Express, Inc. * +              43,095,883
                                                 ----------------
                TOTAL COMMON STOCK
                 (cost $2,708,872,244)              5,265,735,926
                                                 ----------------

SHORT-TERM INVESTMENTS - 6.32%
             Commercial Paper - 5.97%
$ 9,500,000  ConAgra, Inc.
              4.98%, due April 1, 1999                  9,500,000
 15,000,000  MCI WorldCom, Inc.
              4.96%, due April 5, 1999                 14,991,733
 10,000,000  Lockheed Martin Corporation
              4.96%, due April 6, 1999                  9,993,111
 12,000,000  MCI WorldCom, Inc.
              4.96%, due April 6, 1999                 11,991,733
  8,000,000  ConAgra, Inc.
              4.97%, due April 7, 1999                  7,993,373
  8,855,000  Cox Enterprises, Inc.
              5.00%, due April 7, 1999                  8,847,621
 10,000,000  Tyco International Group, S.A.
              5.00%, due April 7, 1999                  9,991,667
  8,000,000  Houston Industries Incorporated
              4.98%, due April 8, 1999                  7,992,253
  6,000,000  Banta Corporation
              5.00%, due April 12, 1999                 5,990,833
  3,000,000  Lockheed Martin Corporation
              4.98%, due April 12, 1999                 2,995,435
  6,500,000  Sprint Capital Corporation
              5.05%, due April 12, 1999                 6,489,970
 11,000,000  Tyco International Group, S.A.
              5.15%, due April 12, 1999                10,982,690
  6,650,000  Applied Power Inc.
              5.05%, due April 14, 1999                 6,637,873
  5,000,000  Quad/Graphics, Inc.
              5.05%, due April 16, 1999                 4,989,479
  8,000,000  Sprint Capital Corporation
              5.03%, due April 16, 1999                 7,983,233
 19,834,000  Tyco International Group, S.A.
              5.03%, due April 20, 1999                19,781,346
  3,000,000  Briggs & Stratton Corporation
              5.05%, due April 21, 1999                 2,991,583
  3,000,000  Manpower Inc.
              5.05%, due April 21, 1999                 2,991,583
 22,000,000  Tyson Foods, Inc.
              4.95%, due April 23, 1999                21,933,450
  5,035,000  Fiserv, Inc.
              5.05%, due April 27, 1999                 5,016,636
  4,871,000  Lockheed Martin Corporation
              4.97%, due April 27, 1999                 4,853,516
  3,500,000  Tyson Foods, Inc.
              5.00%, due April 27, 1999                 3,487,361
 14,000,000  MCI WorldCom, Inc.
              4.98%, due April 28, 1999                13,947,710
 11,750,000  Cox Enterprises, Inc.
              5.00%, due April 29, 1999                11,704,306
  9,500,000  MCI WorldCom, Inc.
              4.96%, due April 29, 1999                 9,463,351
 14,500,000  MCI WorldCom, Inc.
              4.99%, due May 3, 1999                   14,435,685
  3,850,000  Fiserv, Inc.
              5.05%, due May 4, 1999                    3,832,178
 14,000,000  Houston Industries Incorporated
              5.00%, due May 4, 1999                   13,935,833
 12,000,000  Cox Enterprises, Inc.
              5.02%, due May 6, 1999                   11,941,434
 10,067,000  Cox Enterprises, Inc.
              5.02%, due May 6, 1999                   10,017,868
 15,000,000  Sprint Capital Corporation
              5.03%, due May 7, 1999                   14,924,550
  6,000,000  Fiserv, Inc.
              5.05%, due May 11, 1999                   5,966,334
  8,000,000  Quad/Graphics, Inc.
              5.05%, due May 11, 1999                   7,955,111
 20,000,000  Marriott International, Inc.
              4.98%, due May 14, 1999                  19,881,034
  5,250,000  MCI WorldCom, Inc.
              5.02%, due May 18, 1999                   5,215,592
  4,000,000  Manpower Inc.
              5.05%, due May 20, 1999                   3,972,506
                                                   --------------
                                                      335,619,971
                                                   --------------

            Variable Rate Demand Notes - 0.35%
  7,846,187 General Mills, Inc.
             4.54%, due April 1, 1999                   7,846,187
  2,694,431 Pitney Bowes Credit Corporation
             4.54%, due April 1, 1999                   2,694,431
  5,952,679 Warner-Lambert Company
             4.55%, due April 1, 1999                   5,952,679
  3,114,733 Wisconsin Electric Power Company
             4.55%, due April 1, 1999                   3,114,733
                                                   --------------
                                                       19,608,030
                                                   --------------
               TOTAL SHORT-TERM INVESTMENTS
                (cost $353,885,308)                   355,228,001
                                                   --------------
               TOTAL INVESTMENTS
                (cost $3,062,757,552)               5,620,963,927
                                                   --------------
              LIABILITIES, NET OF CASH
               AND RECEIVABLES - (0.02%)              (1,583,730)
                                                   --------------
              TOTAL NET ASSETS
               (Basis of percentages
                 disclosed above)                  $5,619,380,197
                                                   --------------
                                                   --------------

+This company is affiliated with the Fund as defined in Section
 2(a)(3), of the Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 5)
*Nondividend paying security.


     The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
March 31, 1999
-------------------------------------------------------------------------------

ASSETS:
    Investments in securities at market value (Note 1 (a)) --
       Nonaffiliated issuers (cost $2,698,733,874)-see
        accompanying schedule of investments...............    $5,223,632,947
       Affiliated issuers (cost $364,023,678)-see
        accompanying schedule of investments (Note 5)......       397,330,980
                                                               --------------
              Total investments............................     5,620,963,927
                                                               --------------
    Receivables --
       Dividends and interest..............................         2,401,520
       Investment securities sold..........................         1,866,330
                                                               --------------
              Total receivables............................         4,267,850
                                                               --------------
              Total assets.................................     5,625,231,777
                                                               --------------

LIABILITIES:
    Payables --
       Investment securities purchased.....................         2,253,989
       Management fee (Note 2).............................         3,153,907
       Other payables and accrued expenses.................           443,684
                                                               --------------
              Total liabilities............................         5,851,580
                                                               --------------
              Total net assets ............................    $5,619,380,197
                                                               --------------
                                                               --------------

NET ASSETS CONSIST OF:
    Fund shares issued and outstanding.....................    $2,753,359,416
    Net unrealized appreciation on investments (Note 3)....     2,556,863,682
    Accumulated undistributed net realized gains on
     investments...........................................       308,912,359
    Accumulated undistributed net investment income........           244,740
                                                               --------------
                                                               $5,619,380,197
                                                               --------------
                                                               --------------

NET ASSET VALUE PER SHARE ($.50 par value, 200,000,000
    shares authorized), offering price and redemption price
    ($5,619,380,197./.65,952,516 shares outstanding)....               $85.20
                                                                       ------
                                                                       ------

     The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended March 31, 1999
-------------------------------------------------------------------------------

INCOME:
    Dividends --
      Nonaffiliated issuers.........................            $  39,885,273
      Affiliated issuers (Note 5)  .................                9,091,198
    Interest........................................               23,004,727
                                                               --------------
                                                                   71,981,198
                                                               --------------

EXPENSES:
    Management fee (Note 2) ........................               36,413,678
    Transfer agent fees.............................                2,197,504
    Postage and mailing fees........................                  287,836
    Custodian fees..................................                  282,680
    Registration fees...............................                  153,362
    Printing fees...................................                  133,865
    Telephone fees..................................                   79,009
    Legal fees......................................                   27,863
    Audit and tax consulting fees...................                   22,900
    Insurance fees..................................                   18,018
    Directors' fees.................................                   15,186
    Other operating expenses........................                    5,284
                                                               --------------
                                                                   39,637,185
                                                               --------------
          Net investment income.....................               32,344,013
                                                               --------------

NET REALIZED GAINS ON INVESTMENTS:
          Nonaffiliated issuers.....................              659,641,356
          Affiliated issuers (Note 5)...............               17,854,841
                                                               --------------
                                                                  677,496,197
                                                               --------------

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS           (713,780,961)
                                                               --------------
          Net loss on investments...................              (36,284,764)
                                                               --------------
          Net decrease in net assets resulting
           from operations..........................            $  (3,940,751)
                                                               --------------
                                                               --------------


         The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended March 31, 1999 and 1998
-------------------------------------------------------------------------------

                                                                               1999                      1998
                                                                         --------------           ---------------
OPERATIONS:
    Net investment income..............................................  $   32,344,013            $   21,616,712
    Net realized gains on investments..................................     677,496,197               436,911,653
    Net increase (decrease) in unrealized appreciation on investments..    (713,780,961)            1,553,035,607
                                                                         --------------           ---------------
             Net increase (decrease) in net assets resulting
              from operations..........................................      (3,940,751)            2,011,563,972
                                                                         --------------           ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.5880 and $0.3616 per share, respectively)....................     (37,283,083)              (21,461,299)
    Distributions from net realized gains on investment transactions
      ($8.2716 and $5.8002 per share, respectively).....................   (524,154,834)             (344,374,893)
                                                                         --------------           ---------------
            Total distributions........................................    (561,437,917)             (365,836,192)
                                                                         --------------           ---------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (4,909,542 and 3,910,077
      shares, respectively)............................................     427,202,000               316,714,028
    Net asset value of shares issued in distributions to shareholders
      (6,048,038 and 4,286,977 shares, respectively)...................     523,117,516               342,434,753
    Cost of shares redeemed (7,861,685 and 4,783,859 shares,
      respectively)....................................................    (672,764,933)             (387,160,979)
                                                                         --------------           ---------------
             Increase in net assets derived from capital
               share transactions .....................................     277,554,583               271,987,802
                                                                         --------------           ---------------
             Total increase (decrease) in net assets...................    (287,824,085)            1,917,715,582
                                                                         --------------           ---------------

NET ASSETS, at the beginning of the period (including undistributed net
  investment income of $5,183,810 and $5,028,397, respectively)........   5,907,204,282             3,989,488,700
                                                                         --------------           ---------------

NET ASSETS, at the end of the period (including undistributed net
  investment income of $244,740 and $5,183,810, respectively)..........  $5,619,380,197            $5,907,204,282
                                                                         --------------            --------------
                                                                         --------------            --------------



          The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
March 31, 1999
-----------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is capital appreciation in which income is a secondary consideration. To achieve its objective, the Fund invests in a diversified list of common stocks having growth potential. The following is a summary of the significant accounting policies of the Fund.

    (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Most debt securities, excluding short-term investments, are valued at current evaluated bid price. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are generally recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for federal income tax purposes.

    (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific certificates.

    (c) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

    (d) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

    (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .75 of 1% on an annual basis of the average net asset value up to and including $50 million .65 of 1%
    on an annual basis of the average net asset value in excess of $50 million. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. This advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --
    Aggregate gross unrealized appreciation (depreciation) as of March 31, 1999, based on investment cost for federal tax purposes is as follows:

         Aggregate gross unrealized
           appreciation on investments....................  $2,878,582,128
         Aggregate gross unrealized
           depreciation on investments....................    (321,718,446)
                                                            --------------
             Net unrealized appreciation .................  $2,556,863,682
                                                            --------------
                                                            --------------


(4) Investment Transactions --
    For the year ended March 31, 1999, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $1,297,395,592 and $1,597,617,758 respectively.


Notes to Financial Statements (Continued)
March 31, 1999
-------------------------------------------------------------------------------

(5) Transactions with Affiliates --
    Following is an analysis of fiscal 1999 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:

                                                                                                      Amount of
                                                                                                       Capital
                                                                                         Amount of    Gain (Loss)
                                                                                         Dividends     Realized
                                                       Share Activity                    Credited      on Sale
                                         --------------------------------------------    to Income    of Shares
                                           Balance                           Balance     in Fiscal    in Fiscal
    Security Name                          3/31/98   Purchases     Sales     3/31/99        1999         1999
    -------------                         --------   ---------     -----     -------     ---------    ----------
    CSS Industries, Inc. (a)                852,000      --       852,000       --      $     --     $ 5,053,367
    Foremost Corporation of America       2,641,331      99,800       --     2,741,131     985,025        --
    General Cable Corporation (b)         2,302,200     235,200       --     2,537,400     456,225        --
    Heartland Express, Inc.               1,272,089   1,565,500       --     2,837,589        --          --
    Interim Services, Inc.                  370,000   2,026,000       --     2,396,000        --          --
    Mercury General Corporation           5,045,600     200,000   810,000    4,435,600   3,209,892    44,947,705
    National HealthCare Corporation         798,552     300,900       --     1,099,452        --          --
    National Health Investors, Inc.         690,300     695,000       --     1,385,300   3,323,636        --
    National Health Realty, Inc. (a)        666,828      --       666,828       --         443,441     1,032,671
    Quorum Health Group, Inc.             3,030,000   1,262,000       --     4,292,000        --          --
    Wallace Computer Services, Inc. (a)   3,200,000      --     3,200,000       --         672,979   (33,178,902)
                                                                                        ----------    ----------
                                                                                        $9,091,198   $17,854,841
                                                                                        ----------   -----------
                                                                                        ----------   -----------

(a) As of March 31, 1999, the Fund is no longer affiliated with this company.
(b) The share activity has been adjusted to reflect a stock split/dividend.



Report of Independent Public Accountants
--------------------------------------------------------------------
--------------------------------------------------------------------
To the Shareholders and Board of Directors of Nicholas Fund, Inc.:

    We have audited the accompanying statement of assets and liabilities of NICHOLAS FUND, INC. (a Maryland corporation), including the schedule of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nicholas Fund, Inc. as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                               ARTHUR ANDERSEN LLP
Milwaukee, Wisconsin,
April 22, 1999.

Historical Record (Unaudited)
-------------------------------------------------------------------------------

                                            Net Investment
                                  Net           Income         Capital Gain     Dollar Weighted   Growth of An
                               Asset Value   Distributions    Distributions    Price/Earnings  Initial $10,000
                                Per Share      Per Share        Per Share        Ratio**         Investment***
                               -----------   -------------    -------------    ---------------- ---------------
July, 14, 1969*..............   $ 6.59        $  --            $  --               --            $ 10,000
March 31, 1985 ..............    29.24         0.6420           1.5760            13.2 times       69,858
March 31, 1986 ..............    35.26         0.5750           0.6100            15.8             87,699
March 31, 1987 ..............    39.94         0.8820           0.1870            16.3            102,387
March 31, 1988 ..............    32.15         1.8400           4.0340            14.1             98,557
March 31, 1989 ..............    35.27         1.0250           0.4510            13.2            113,155
March 31, 1990 ..............    37.72         0.9240           1.0540            14.9            127,360
March 31, 1991 ..............    42.99         0.7900           0.2250            16.9            149,180
March 31, 1992 ..............    49.68         0.6790           0.8240            19.4            178,011
March 31, 1993 ..............    52.91         0.6790           2.0420            18.5            200,098
March 31, 1994 ..............    51.10         0.8175           1.0470            16.7            200,182
March 31, 1995 ..............    52.22         0.7070           3.3170            17.2            221,970
March 31, 1996 ..............    63.81         0.5650           4.0945            21.0            293,836
March 31, 1997 ..............    67.11         0.4179           5.3166            21.7            336,973
March 31, 1998 ..............    93.98         0.3616           5.8002            30.0            508,762
March 31, 1999 ..............    85.20         0.5880(a)        8.2716(a)         31.7            509,446

    *Date of Initial Public Offering.                          (a) Paid $0.1340 in net investment income and
   **Based on latest 12 months accomplished earnings.              $2.4716 in capital gains on May 20, 1998 to
  ***Assuming reinvestment of all distributions.                   shareholders of record May 14, 1998.
     Range in quarter end price/earnings ratios since              Paid $0.4540 in net investment income and
           December 31, 1974                                       $5.8000 in capital gains on December 31, 1998
         High                     Low                              to shareholders of record December 28, 1998.
         ----                     ---
March 31, 1999  31.7     March 31, 1982  8.3


AUTOMATIC INVESTMENT PLAN - AN UPDATE (UNAUDITED)

The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods (5-10 years or more) so that investments are made through several market cycles. The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.

                                                                           Nicholas Fund
                                                                   ______________________________
     $1,000 initial investment on                                     7-14-69*       3-31-89
     Number of years of investing $100 per month on the last
          day of each month following the date of initial investment    29.7           10
     Total cash invested                                              $ 36,700       $13,000
     Total dividends and capital gains reinvested                     $317,233       $ 9,744
     Total full shares owned 3/31/99                                     8,940           400
     Total market value on 3/31/99                                    $761,720       $34,107

The results above assume purchase on the last day of the month. The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

* Date of Initial Public Offering.

                Officers and Directors

                ALBERT O. NICHOLAS
                President and Director

                ROBERT H. BOCK
                Director

                MELVIN L. SCHULTZ
                Director

                RICHARD SEAMAN
                Director

                DAVID L. JOHNSON
                Executive Vice President

                THOMAS J. SAEGER
                Executive Vice President and Secretary

                DAVID O. NICHOLAS
                Senior Vice President

                LYNN S. NICHOLAS
                Senior Vice President

                JEFFREY T. MAY
                Senior Vice President and Treasurer

                MARK J. GIESE
                Vice President

                CANDACE L. LESAK
                Vice President

                TRACY C. EBERLEIN
                Assistant Vice President

                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                           Transfer Agent
                  FIRSTAR MUTUAL FUND SERVICES, LLC
                       Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547

                             Custodian
                    FIRSTAR BANK MILWAUKEE, N.A.
                        Milwaukee, Wisconsin

                            Auditors
                       ARTHUR ANDERSEN LLP
                       Milwaukee, Wisconsin

                            Counsel
                      DAVIS & KUELTHAU, S.C.
                      Milwaukee, Wisconsin


        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.